Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
Related Party Transactions [Line Items]
Loan and expenses					$ 5,500
Balance of amount
Interest-free loans			$ 15,700	1,600	2,900
Short-term loans							$ 6,600
Percenatge of nterest rate							12.00%
Commission fee in percentage		6.50%
Permanent equity					200,000
Commission fee payable					13,000
Paid expenses					6,100
Amount remained due					3,792
Outstanding amount						$ 13,700
Agreement amount	$ 5,000
Related party tax expense	$ 3,000
Car Loan [Member]
Related Party Transactions [Line Items]
Repaid amount					5,800
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount
Mr. Alan Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount				$ 320
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Loan and expenses					3,800
Loan amount transferred					$ 1,500
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding amount						$ 4,700